UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NEW YORK LIFE INVESTMENT MANAGEMENT LLC.
Address: 51 Madison Avenue
         New York, NY  10010

13F File Number:  028-06325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tara McAleer
Title:   Managing Director
Phone:   973-394-4462

Signature, Place, and Date of Signing:

      /s/ Tara McAleer     Parsippany, NJ     May 15, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

 	Form 13F File No.	NAME
	028-01186		DIMENSIONAL FUND ADVISORS LP
	028-05977		DUPONT CAPITAL MANAGEMENT CORP
	028-01666		EAGLE ASSET MANAGEMENT INC.
	028-10968		EPOCH INVESTMENT PARTNERS, INC.
	028-00016		INSTITUTIONAL CAPITAL LLC.
	028-01343		JANUS CAPITAL MANAGEMENT LLC.
	028-13283		CORNERSTONE CAPITAL MANAGEMENT HOLDINGS LLC
	028-15275		MARKFIELD ASSET MANAGEMENT LLC.
	028-04869		MARKSTON INTERNATIONAL, LLC.
	028-00046		MACKAY SHIELDS LLC.
	028-04968		MASSACHUSETTS FINANCIAL SERVICES CO
	028-10952		PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
	028-00115		T. ROWE PRICE ASSOCIATES INC.
	028-02783		VAN ECK ASSOCIATES CORP
	028-03676		WINSLOW CAPITAL MANAGEMENT LLC.
	028-05923		CORNERSTONE CAPITAL MANAGEMENT LLC.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $157,527 (thousands)

List of Other Included Managers:    0

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

D   AMERICAN TOWER CORP                 COM               03027X100    14903   193752SH  SOLE      193752  0  0
D   COMVERSE INC                        COM               20585P105        0        6SH  SOLE           6  0  0
D   DYNEGY INC                          COM               26817R108    19658   819416SH  SOLE      819416  0  0
D   INTERPUBLIC GROUP COS, INC.         COM               460690100       99     7584SH  SOLE        7584  0  0
D   ISHARES BARCLAYS 20+ YEAR TREA      BARCLYS 20+ YR    464287432     9380    79650SH  SOLE       79650  0  0
D   ISHARES BARCLAYS 7-10 YEAR TRE      BARCLYS 7-10 YR   464287440    12384   115371SH  SOLE      115371  0  0
D   ISHARES CORE TOTAL U.S. BOND MARKET CORE TOTUSB ETF   464287226    24586   222033SH  SOLE      222033  0  0
D   ISHARES IBOXX INVESTMENT GRADE      IBOXX INV CPBD    464287242     3076    25655SH  SOLE       25655  0  0
D   ISHARES MSCI EAFE INDEX FUND        MSCI EAFE INDEX   464287465     8455   143350SH  SOLE      143350  0  0
D   ISHARES RUSSELL 1000 INDEX FUN      RUSSELL 1000      464287622     6125    70236SH  SOLE       70236  0  0
D   ISHARES RUSSELL 3000 INDEX FUN      RUSSELL 3000      464287689     6134    65635SH  SOLE       65635  0  0
D   SPDR BARCLAYS HIGH YIELD BOND ETF   BRC HGH YLD BD    78464A417     6131   149133SH  SOLE      149133  0  0
D   VANGUARD MSCI EAFE ETF              MSCI EAFE ETF     921943858     3607    99017SH  SOLE       99017  0  0
D   VANGUARD REIT ETF                   REIT ETF          922908553     6143    87100SH  SOLE       87100  0  0
D   VANGUARD TOTAL BOND MARKET ETF      TOTAL BND MRKT    921937835    24580   293883SH  SOLE      293883  0  0
D   VANGUARD TOTAL STOCK MARKET ET      TOTAL STK MKT     922908769    12266   151506SH  SOLE      151506  0  0
D   VERINT SYSTEMS INC                  COM               92343X100        0        8SH  SOLE           8  0  0
S   REPORT SUMMARY                      17 DATA RECORDS               157527